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AMERICAN FUNDS TAX EXEMPT SERIES II / CA | Tax-Exempt Fund of California
The Tax-Exempt Fund of California®
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Short-Term Tax-Exempt Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

The Tax-Exempt Fund of California
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tax-Exempt Fund of California - AMERICAN FUNDS TAX EXEMPT SERIES II / CA		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Management fees	[1]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none
Other expenses		0.06%	0.06%	0.08%	0.16%	0.14%	0.04%
Total annual fund operating expenses		0.54%	1.29%	0.56%	0.64%	0.37%	0.27%
[1]	Restated to reflect current fees.

Expense Example - Tax-Exempt Fund of California - AMERICAN FUNDS TAX EXEMPT SERIES II / CA - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 428	$ 231	$ 306	$ 65	$ 38	$ 28
3 years	542	409	425	205	119	87
5 years	665	708	555	357	208	152
10 years	$ 1,027	$ 1,349	$ 934	$ 798	$ 468	$ 343

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	Tax-Exempt Fund of California AMERICAN FUNDS TAX EXEMPT SERIES II / CA Class C USD ($)
1 year	$ 131
3 years	409
5 years	708
10 years	$ 1,349

Keep this supplement with your prospectus.